Stockholder's Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Issuance
The Company has reserved shares of common stock for issuance as follows:

	September 30,	December 31,
	2024	2023
Options to purchase common stock	6,072,019	10,439,751
Unvested restricted stock	1,120,099	3,254,863
Stock available for grant under the 2020 Stock Option and Grant Plan	15,091,301	4,182,461
Stock available for issuance under the 2020 Employee Stock Purchase Plan	1,585,257	480,059

Total	23,868,676	18,357,134

The Company has reserved shares of common stock for issuance as follows:

	December 31,
	2023	2022
Unvested restricted stock	3,254,863	2,239,106
Options to purchase common stock	10,439,751	7,922,797
Stock available for grant under the 2020 Stock Option and Grant Plan	4,182,461	4,253,680
Stock available for issuance under the 2020 Employee Stock Purchase Plan	480,059	454,302

Total	18,357,134	14,869,885